Financial Instruments and Fair Value Measurements - Summary of Derivative Instruments Designated as Cash Flow Hedges (Details) - Interest Rate Contract - Cash Flow Hedging - Interest Expense [Member] - USD ($)
$ in Millions
12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) recognized in Accumulated Other Comprehensive Loss	$ 10	$ 29	$ 13
(Gain) loss reclassified from Accumulated Other Comprehensive Loss	$ (17)	$ (9)	$ 2